SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	December 31, 2025 (Unaudited)

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 91.6%
	Antonio B Won Pat International Airport Authority AMT, Series A, 5.00% due 10/1/2031 - 10/1/2033	$ 900,000	$ 967,927
	Apple Valley Public Financing Authority (BAM), Series A, 4.00% due 6/1/2028	460,000	475,271
	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge),
[a]	Series A, 2.95% due 4/1/2047 (put 4/1/2026)	1,000,000	999,530
[a]	Series E, 3.73% (MUNIPSA + 0.41%) due 4/1/2056 (put 4/1/2028)	1,000,000	990,620
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign AMT, Series B, 5.00% due 7/1/2034	1,000,000	1,140,618
	California (Adventist Health System/West) HFFA, Series A, 5.00% due 3/1/2026	1,065,000	1,065,943
	California (Cedars-Sinai Medical Center Obligated Group) HFFA, Series B, 4.00% due 8/15/2036	1,250,000	1,252,351
	California (Episcopal Communities & Services for Seniors Obligated Group) HFFA, Series A, 3.85% due 11/15/2027	1,500,000	1,500,375
[a]	California (Kaiser Foundation Hospitals) HFFA, Series C, 5.00% due 6/1/2041 (put 11/1/2029)	4,425,000	4,805,077
	California (Providence St. Joseph Health Obligated Group) HFFA,
	Series A, 4.00% due 10/1/2034	1,000,000	1,006,094
[a]	Series B, 5.00% due 10/1/2039 (put 10/1/2027)	2,015,000	2,069,381
[a]	Series C, 5.25% due 10/1/2050 (put 10/1/2035)	1,000,000	1,187,733
[a]	California Community Choice Financing Authority (Guaranty: American General Life) (Green Bond), Series C, 5.00% due 12/1/2055 (put 10/1/2033)	1,000,000	1,054,832
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	7,000,000	7,428,162
	California Community Choice Financing Authority (Guaranty: Goldman Sachs Group, Inc.) (Green Bond),
[a]	Series A-1, 5.00% due 12/1/2053 (put 8/1/2029)	2,910,000	3,049,951
[a]	Series G, 5.25% due 11/1/2054 (put 4/1/2030)	3,000,000	3,184,710
	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond),
[a]	Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	4,570,000	4,631,700
[a]	Series E-1, 5.00% due 2/1/2054 (put 3/1/2031)	7,000,000	7,415,576
	California Community Choice Financing Authority (Guaranty: New York Life Insurance Company) (Green Bond), Series G, 5.00% due 12/1/2035	1,500,000	1,645,027
	California Community Choice Financing Authority (Guaranty: Pacific Life Insurance Co.) (Green Bond),
[a]	Series B, 5.00% due 3/1/2056 (put 11/1/2035)	3,850,000	4,173,015
[a]	Series F, 5.00% due 2/1/2055 (put 11/1/2032)	5,400,000	5,837,038
[a]	California Community Choice Financing Authority (Guaranty: Royal Bank of Canada) (Green Bond), Series D, 5.00% due 2/1/2055 (put 9/1/2032)	7,500,000	8,164,237
	California Educational Facilities Authority (Art Center College of Design), Series A, 5.00% due 12/1/2033	375,000	401,315
[a]	California Housing Finance Agency (Century WLAVA 4 LP), 2.95% due 6/1/2046 (put 12/1/2029)	250,000	248,957
[a]	California Housing Finance Agency (Del Sur Family Housing LP), Series V, 5.00% due 5/1/2054 (put 11/1/2026)	3,875,000	3,923,108
	California Housing Finance Agency (FHA) (Green Bond),
	Series A-2,
[a]	3.25% due 8/1/2064 (put 2/1/2028)	4,000,000	4,017,252
[a]	3.60% due 8/1/2063 (put 8/1/2026)	2,500,000	2,501,462
[a]	California Housing Finance Agency (Foothill Family Preservation LP), 2.75% due 5/1/2044 (put 5/1/2028)	2,100,000	2,084,260
[a]	California Infrastructure & Economic Development Bank (J Paul Getty Trust), Series B-2, 3.00% due 10/1/2047 (put 10/1/2026)	690,000	691,281
[a]	California Municipal Finance Authority (6033 De Soto LP), Series A, 2.95% due 1/1/2056 (put 12/1/2028)	1,000,000	1,000,154
	California Municipal Finance Authority (Aldersly) (California Mtg Insurance),
	Series B-1, 4.00% due 11/15/2028	595,000	595,523
	Series B-2, 3.75% due 11/15/2028	575,000	575,317
	California Municipal Finance Authority (Ararat Home of Los Angeles, Inc.) (California Mtg Insurance), 5.00% due 5/15/2033 - 5/15/2034	200,000	218,211
	California Municipal Finance Authority (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio) (Green Bond), Series A, 5.00% due 8/15/2032 - 8/15/2034	835,000	931,962
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM), 5.00% due 5/15/2028	2,100,000	2,187,505
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM) (Green Bond),
	4.00% due 5/15/2032	600,000	631,750
	5.00% due 5/15/2027 - 5/15/2031	1,945,000	2,087,020
	California Municipal Finance Authority (Cmnty Facs District No. 2023-5 Area No. 2),
	4.00% due 9/1/2030	215,000	219,329
	5.00% due 9/1/2035	100,000	108,623
[a]	California Municipal Finance Authority (Lake Isabella Investment Group LP), Series A, 2.75% due 9/1/2028 (put 9/1/2027)	600,000	597,725
[a]	California Municipal Finance Authority (Palmdale Family Housing LP), Series A, 2.95% due 1/1/2056 (put 1/1/2028)	1,000,000	994,901
	California Municipal Finance Authority (Palomar Health Obligated Group) (AG) COP, Series A, 5.00% due 11/1/2027 - 11/1/2032	500,000	513,141
	California Municipal Finance Authority (Republic Services, Inc.) AMT,
	Series A,
[a]	3.45% due 7/1/2041 (put 4/1/2026)	3,500,000	3,488,730
[a]	3.875% due 3/1/2054 (put 3/1/2034)	2,000,000	2,015,730
[a]	4.375% due 9/1/2053 (put 9/1/2033)	4,000,000	4,204,680
[a]	California Municipal Finance Authority (Roseville Affordable LP), Series B, 3.75% due 6/1/2028 (put 6/1/2027)	1,000,000	1,010,750
[a]	California Municipal Finance Authority (San Jose South 1st Street Associates LP), Series A-2, 3.45% due 12/1/2029 (put 12/1/2028)	1,150,000	1,165,257
	California Municipal Finance Authority (Scripps College), 5.00% due 7/1/2035 - 7/1/2036	2,340,000	2,645,892
[a]	California Municipal Finance Authority (View at San Bruno LP), Series A-1, 5.00% due 6/1/2056 (put 7/1/2028)	1,020,000	1,067,306
	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT,

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	December 31, 2025 (Unaudited)

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE
	Series A,
[a]	3.45% due 10/1/2041 (put 10/2/2028)	$ 2,750,000	$ 2,750,322
[a]	3.45% due 12/1/2044 (put 12/1/2026)	3,000,000	3,003,189
	Series B,
[a]	3.375% due 9/1/2050 (put 9/1/2028)	1,100,000	1,093,859
[a]	3.85% due 11/1/2041 (put 6/1/2026)	2,000,000	2,000,840
[a,b]	California Pollution Control Financing Authority (Republic Services, Inc.) AMT, 3.80% due 7/1/2043 (put 2/17/2026)	3,000,000	2,988,159
[a]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 4.25% due 11/1/2038 (put 7/2/2029)	3,000,000	3,061,794
	California State Public Works Board,
	Series C, 5.00% due 9/1/2033	1,500,000	1,763,634
	Series D, 4.00% due 4/1/2033	1,045,000	1,055,073
[a]	California State University, Series B-3, 3.125% due 11/1/2051 (put 11/1/2026)	4,200,000	4,200,412
	California Statewide Communities Development Authority (CHF-Irvine LLC), 5.00% due 5/15/2027 - 5/15/2033	1,125,000	1,130,439
	California Statewide Communities Development Authority (CHF-Irvine LLC) (BAM), 5.00% due 5/15/2032	2,420,000	2,685,041
	California Statewide Communities Development Authority (Heritage Park Apartments Roseville LP) (FNMA), Series A, 3.70% due 4/1/2035	1,000,000	1,012,648
[a]	California Statewide Communities Development Authority (Kaiser Foundation Hospitals), Series 2004-MR, 5.00% due 4/1/2038 (put 11/1/2029)	2,830,000	3,073,816
	California Statewide Communities Development Authority (Odd Fellows Home) (California Mtg Insurance), Series A, 5.00% due 4/1/2026	250,000	251,324
	California Statewide Communities Development Authority (Pepperwood Apartments), Series 2023-06FN Class PT, 3.75% due 1/1/2034	1,516,663	1,555,828
	California Statewide Communities Development Authority (Sequoia Living, Inc.) (California Mtg Insurance), Series A, 5.00% due 7/1/2035	985,000	1,130,482
	California Statewide Communities Development Authority (Southern California Edison Co.),
	Series A, 1.75% due 9/1/2029	2,500,000	2,354,482
	Series D, 4.50% due 11/1/2033	3,500,000	3,665,210
[a]	California Statewide Communities Development Authority (Vintage at Folsom LP), Series E-2, 5.00% due 10/1/2028 (put 10/1/2027)	650,000	673,824
	Cathedral City Redevelopment Successor Agency (Merged Redevelopment Area) (BAM), Series A, 5.00% due 8/1/2030 - 8/1/2031	725,000	813,499
	Centinela Valley Union High School District (AG) GO, Series C, 4.00% due 8/1/2034	365,000	368,688
[a]	Central Valley Energy Authority (Guaranty: Pacific Life Insurance Co.), 5.00% due 12/1/2055 (put 8/1/2035)	2,000,000	2,188,646
	City of Chula Vista Redevelopment Successor Agency (AG), 5.00% due 10/1/2032	1,070,000	1,083,619
	City of Fresno (Fresno Airport Revenue) (BAM) AMT, Series A, 5.00% due 7/1/2031	595,000	651,116
	City of Irvine Reassessment District No. 25-1 (AG), 5.00% due 9/2/2035	250,000	297,233
	City of Los Angeles Department of Airports AMT,
	Series B, 5.00% due 5/15/2030 - 5/15/2032	4,600,000	4,771,165
	Series C, 5.00% due 5/15/2031	400,000	414,241
	Series D, 5.00% due 5/15/2033	5,435,000	6,079,270
[a]	City of San Jose (Allied 1510 Parkmoor LP) (HUD), Series F-2, 5.00% due 6/1/2027 (put 6/1/2026)	2,000,000	2,012,294
	City of San Jose (La Moraga San Jose LP) (FNMA), Series C, 3.90% due 10/1/2035	2,750,000	2,807,120
	City of San Mateo (San Mateo Community Facilities District No. 2008-1) (BAM), 5.00% due 9/1/2027 - 9/1/2032	3,915,000	4,313,945
	City of Victorville Electric Revenue, Series A, 5.00% due 5/1/2028 - 5/1/2032	1,090,000	1,195,684
	County of Sacramento Airport System Revenue AMT, Series A, 5.00% due 7/1/2035 - 7/1/2036	1,150,000	1,302,545
	County of Sacramento CA Airport System Revenue AMT, Series C, 5.00% due 7/1/2027	1,925,000	1,985,847
	Guam Government Waterworks Authority (Water & Wastewater System), Series A, 5.00% due 7/1/2036	585,000	649,860
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2026 - 10/1/2027	1,730,000	1,775,802
	Hesperia Community Redevelopment Successor Agency (AG), Series A, 5.00% due 9/1/2030	500,000	528,708
	Indian Wells Redevelopment Successor Agency (NPFG), Series A, 5.00% due 9/1/2029	500,000	505,970
	Indio Finance Authority (BAM), Series A, 5.00% due 11/1/2029 - 11/1/2032	1,550,000	1,749,107
	Jurupa Public Financing Authority (AG), 5.00% due 9/1/2032	1,260,000	1,464,575
	Lammersville Joint (BAM) USD, 5.00% due 9/1/2028 - 9/1/2032	4,055,000	4,549,803
	Los Angeles Community College District GO, 5.00% due 8/1/2026	3,000,000	3,048,861
[a]	Los Angeles County Development Authority (2111 Firestone LP) (HUD), Series E, 5.00% due 7/1/2043 (put 7/1/2026)	2,605,000	2,617,676
[a]	Los Angeles County Development Authority (Century Wlava 2 LP) (HUD), Series C, 3.75% due 12/1/2046 (put 12/1/2026)	2,575,000	2,575,427
[a]	Los Angeles County Development Authority (RCV 1 LP), Series C, 3.35% due 9/1/2059 (put 9/1/2029)	1,000,000	1,003,608
[a]	Los Angeles County Development Authority (VA Building 402 LP) (HUD), Series F, 3.375% due 1/1/2046 (put 7/1/2026)	4,030,000	4,027,989
	Los Angeles Housing Authority (FNMA), Series A, 3.75% due 4/1/2034	5,020,000	5,110,611
[a]	Los Angeles Housing Authority (One San Pedro Phase I LP), Series B, 3.25% due 2/1/2029 (put 2/1/2028)	1,000,000	1,008,341
	Los Angeles USD (Green Bond) ETM COP, Series A, 5.00% due 10/1/2033	1,000,000	1,183,953
	Norman Y Mineta San Jose International Airport SJC AMT, Series A, 5.00% due 3/1/2033	1,500,000	1,526,343
[a]	Northern California Energy Authority (Guaranty: Paclife Life Insurance Co.), Series A-1, 5.00% due 12/1/2054 (put 8/1/2030)	175,000	186,043
	Oakland (County of Alameda Educational Facilities) (AG) USD GO, Series A, 4.00% due 8/1/2035	1,000,000	1,017,016
	Peralta Community College District GO, 5.00% due 8/1/2031 - 8/1/2033	2,065,000	2,402,054
	Pittsburg Redevelopment Successor Agency (AG), Series A, 5.00% due 9/1/2026	535,000	543,477
	Redwoods Community College District (BAM) GO, 5.00% due 8/1/2035	500,000	590,345
	Riverside County Public Financing Authority (BAM), Series A, 5.00% due 10/1/2026	2,200,000	2,238,392
	Riverside County Redevelopment Successor Agency (AG),
	Series B,
	4.00% due 10/1/2035	520,000	520,237
	5.00% due 10/1/2030	500,000	500,420

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	December 31, 2025 (Unaudited)

ISSUER-DESCRIPTION		SHARES/PRINCIPAL AMOUNT	VALUE
	Riverside County Redevelopment Successor Agency (BAM), Series B, 5.00% due 10/1/2030	$ 750,000	$ 750,629
	Rosemead CDC Successor Agency (Rosemead Merged Project Area) (BAM), 5.00% due 10/1/2026	745,000	757,897
	San Diego County Regional Airport Authority, Series A, 5.00% due 7/1/2033	500,000	541,914
	San Diego County Regional Airport Authority AMT,
	Series B, 5.00% due 7/1/2030 - 7/1/2035	7,080,000	7,952,729
	Series C, 5.00% due 7/1/2031 - 7/1/2033	2,560,000	2,790,213
	San Francisco City & County Airport Comm-San Francisco International Airport AMT,
	Series A, 5.00% due 5/1/2032 - 5/1/2035	8,000,000	8,918,768
	Series D, 5.00% due 5/1/2032	1,800,000	1,998,293
[a]	San Joaquin Valley Clean Energy Authority (Guaranty: Goldman Sachs Group, Inc.) (Green Bond), Series A, 5.50% due 1/1/2056 (put 7/1/2035)	4,800,000	5,411,693
	Santa Clara County Financing Authority, Series Q, 4.00% due 5/15/2032	1,040,000	1,041,301
	Santa Cruz County Capital Financing Authority, Series A-1, 4.00% due 6/1/2031 - 6/1/2034	1,620,000	1,704,050
	State of California GO,
	4.00% due 8/1/2033 - 3/1/2036	7,000,000	7,082,075
	5.00% due 8/1/2027 - 8/1/2033	2,640,000	2,732,119
	Stockton Public Financing Authority (Stockton Water Revenue) (BAM) (Green Bond), Series A, 5.00% due 10/1/2026 - 10/1/2027	1,320,000	1,365,498
	Stockton-East Water District (BAM) (Green Bond) COP, Series A, 5.00% due 3/1/2027	1,000,000	1,028,494
	Territory of Guam, Series G, 5.00% due 1/1/2036	500,000	551,370
	Tustin (Community Facilities District No. 97-1) USD, Series A, 5.00% due 9/1/2031	450,000	450,135
	Tustin Financing Authority (AG), 5.00% due 9/1/2035	700,000	831,192
	University of California,
	5.00% due 5/15/2030 - 5/15/2036	2,000,000	2,309,981
	Series AV, 5.00% due 5/15/2035	500,000	513,617
	Series AY, 4.00% due 5/15/2035	1,000,000	1,017,956
	Ventura County Community College District GO, 4.00% due 8/1/2032	1,000,000	1,000,718
	West Valley-Mission Community College District GO, Series B, 4.00% due 8/1/2034	1,150,000	1,150,765
	TOTAL LONG-TERM MUNICIPAL BONDS — 91.6% (Cost $260,842,567)		267,133,622
	SHORT-TERM INVESTMENTS — 7.6%
	MUTUAL FUND — 7.6%
[c]	State Street Institutional Treasury Money Market Fund, Premier Class, 3.70%	22,032,204	22,032,204
	TOTAL MUTUAL FUND — 7.6% (Cost $22,032,204)		22,032,204
	TOTAL SHORT-TERM INVESTMENTS — 7.6% (Cost $22,032,204)		22,032,204
	Total Investments — 99.2% (Cost $282,874,771)		$289,165,826
	Other Assets Less Liabilities — 0.8%		2,461,393
	Net Assets — 100.0%		$291,627,219

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2025.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $2,988,159, representing 1.02% of the Fund’s net assets.
c	Rate represents the money market fund annualized seven-day yield at December 31, 2025.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AG	Insured by Assured Guaranty, Inc.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
CDC	Community Development Commission
COP	Certificates of Participation
ETM	Escrowed to Maturity
FHA	Insured by Federal Housing Administration
FNMA	Collateralized by Federal National Mortgage Association
GO	General Obligation
HFFA	Health Facilities Financing Authority
HUD	Insured by Housing and Urban Development
Mtg	Mortgage
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
NPFG	Insured by National Public Finance Guarantee Corp.
USD	Unified School District
VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	December 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg California Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.